Long-Term Debt - Debt Balances and Interest Rates (Details) - USD ($) $ in Millions	Dec. 31, 2016	Aug. 17, 2016	Dec. 31, 2015	Mar. 03, 2015
Debt Instrument [Line Items]
Long-term debt	$ 3,267.8		$ 3,286.5
Long-term debt, current maturities, gross	(18.5)		(27.2)
Long-term debt, excluding current maturities, gross	3,249.3		3,259.3
Deferred finance costs, net	33.4		26.8
Deferred financing costs, current, net	0.0		0.0
Deferred financing costs, noncurrent, net	(33.4)		(26.8)
Carrying value of CDW UK Term Loan	3,234.4		3,259.7
Current maturities of long-term debt, net of deferred financing costs	(18.5)		(27.2)
Long-term debt, excluding current maturities, net of deferred financing costs	$ 3,215.9		$ 3,232.5
Senior secured asset-based revolving credit facility
Debt Instrument [Line Items]
Interest rate in effect	0.00%		0.00%
Long-term debt	$ 0.0		$ 0.0
Deferred finance costs, net	0.0		0.0
Carrying value of CDW UK Term Loan	$ 0.0		$ 0.0
CDW UK revolving credit facility
Debt Instrument [Line Items]
Interest rate in effect	0.00%		0.00%
Long-term debt	$ 0.0		$ 0.0
Deferred finance costs, net	0.0		0.0
Carrying value of CDW UK Term Loan	$ 0.0		$ 0.0
Senior secured term loan facility
Debt Instrument [Line Items]
Interest rate in effect	3.25%		3.30%
Long-term debt	$ 1,483.0	$ 1,490.0	$ 1,498.1
Deferred finance costs, net	14.9		6.7
Carrying value of CDW UK Term Loan	$ 1,468.1		$ 1,491.4
CDW UK term loan
Debt Instrument [Line Items]
Interest rate in effect	1.80%		2.00%
Long-term debt	$ 69.1		$ 88.4
Deferred finance costs, net	1.6		0.6
Carrying value of CDW UK Term Loan	$ 67.5		$ 87.8
Senior notes due August 15, 2022
Debt Instrument [Line Items]
Interest rate in effect	6.00%		6.00%
Long-term debt	$ 600.0		$ 600.0
Deferred finance costs, net	5.6		6.6
Carrying value of CDW UK Term Loan	$ 594.4		$ 593.4
Senior notes due September 1, 2023
Debt Instrument [Line Items]
Interest rate in effect	5.00%		5.00%	5.00%
Long-term debt	$ 525.0		$ 525.0	$ 525.0
Deferred finance costs, net	5.3		6.2	$ 7.0
Carrying value of CDW UK Term Loan	$ 519.7		$ 518.8
Senior notes due December 1, 2024
Debt Instrument [Line Items]
Interest rate in effect	5.50%		5.50%
Long-term debt	$ 575.0		$ 575.0
Deferred finance costs, net	6.0		6.7
Carrying value of CDW UK Term Loan	569.0		$ 568.3
Other long-term obligations
Debt Instrument [Line Items]
Long-term debt	15.7
Deferred finance costs, net	0.0
Carrying value of CDW UK Term Loan	$ 15.7